SHAREHOLDERS' EQUITY - Dividends (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHAREHOLDERS' EQUITY
Minimum mandatory dividend, as a percentage of adjusted net income	25.00%
Minimum mandatory dividend, as a percentage of consolidated operating cash generation	10.00%
Dividends recognised as distributions to owners of parent			R$ 29,976
Dividends paid from reserves		R$ 596,534
Dividends distributed	R$ 0	R$ 0
Minimum mandatory dividends - 25%			R$ 3,466